REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Effect on Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accounts receivable	$ 13.1	$ 4.1
Prepaid expenses	22.9	16.6
VAT reclaimable	8.1	5.4
Other current assets	18.0	16.7
Current assets from discontinued operations		3,289.5
Total current assets	2,533.3	3,453.5
Property and equipment		128.2
Intangible assets	4.9	4.2
Deferred tax assets	7.8	5.9
Total non-current assets	1,015.3	5,301.6
Total assets	3,548.6	8,755.1
Accounts payable, accrued and other liabilities	235.5	56.5
Income and non-income taxes payable	5.9	9.2
Deferred revenue	16.5	6.9
Total current liabilities	264.0	3,870.4
Total liabilities	294.9	5,461.2
Accumulated other comprehensive income	(22.1)	(2,367.5)
Retained earnings	3,218.0	3,859.4
Total equity attributable to Nebius Group N.V.	3,253.7	3,293.7
Total shareholders' equity	3,253.7	3,293.9	$ 4,806.4	$ 3,580.0
Total liabilities and shareholders' equity	$ 3,548.6	8,755.1
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accounts receivable		4.6
Prepaid expenses		21.4
VAT reclaimable		16.1
Other current assets		16.9
Current assets from discontinued operations		3,286.2
Total current assets		3,466.4
Property and equipment		132.5
Intangible assets		4.6
Deferred tax assets		3.9
Total non-current assets		5,304.3
Total assets		8,770.7
Accounts payable, accrued and other liabilities		59.2
Income and non-income taxes payable		11.9
Deferred revenue		7.4
Total current liabilities		3,876.3
Total liabilities		5,467.1
Accumulated other comprehensive income		(2,365.3)
Retained earnings		3,866.9
Total equity attributable to Nebius Group N.V.		3,303.4
Total shareholders' equity		3,303.6
Total liabilities and shareholders' equity		8,770.7
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accounts receivable		(0.5)
Prepaid expenses		(4.8)
VAT reclaimable		(10.7)
Other current assets		(0.2)
Current assets from discontinued operations		3.3
Total current assets		(12.9)
Property and equipment		(4.3)
Intangible assets		(0.4)
Deferred tax assets		2.0
Total non-current assets		(2.7)
Total assets		(15.6)
Accounts payable, accrued and other liabilities		(2.7)
Income and non-income taxes payable		(2.7)
Deferred revenue		(0.5)
Total current liabilities		(5.9)
Total liabilities		(5.9)
Accumulated other comprehensive income		(2.2)
Retained earnings		(7.5)
Total equity attributable to Nebius Group N.V.		(9.7)
Total shareholders' equity		(9.7)
Total liabilities and shareholders' equity		$ (15.6)